UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08548

Large-Cap Value Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Large-Cap Value Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 97.7%
Security	Shares	Value
Aerospace & Defense - 3.2%
General Dynamics Corp.	200,000	$21,908,000
Northrop Grumman Corp.	300,000	16,575,000
United Technologies Corp.	150,000	7,702,500
		$46,185,500
Agricultural Equipment - 1.5%
Deere & Co.	325,000	$21,284,250
		$21,284,250
Auto and Parts - 0.9%
BorgWarner, Inc.	250,000	$13,417,500
		$13,417,500
Banks - 8.5%
Bank of America Corp.	600,000	$27,366,000
Marshall and IIsley Corp.	250,000	11,112,500
North Fork Bancorporation, Inc.	400,000	11,236,000
SunTrust Banks, Inc.	275,000	19,866,000
U.S. Bancorp	325,000	9,490,000
Wachovia Corp.	400,000	19,840,000
Wells Fargo & Co.	400,000	24,632,000
		$123,542,500
Beverages - 0.6%
Anheuser-Busch Co., Inc.	175,000	$8,006,250
		$8,006,250
Building and Construction - 1.0%
D.R. Horton, Inc.	400,000	$15,044,000
		$15,044,000
Chemicals - 0.8%
Air Products and Chemicals, Inc.	200,000	$12,060,000
		$12,060,000
Communications Services - 4.0%
Alltel Corp.	175,000	$10,899,000
Sprint Corp. (FON Group)	500,000	12,545,000
Verizon Communications, Inc.	800,000	27,640,000

Security	Shares	Value
Communications Services (continued)
Vodafone Group PLC ADR	300,000	$7,296,000
		$58,380,000
Computers and Business Equipment - 2.3%
Hewlett-Packard Co.	625,000	$14,693,750
International Business Machines Corp.	250,000	18,550,000
		$33,243,750
Consumer Non-Durables - 1.1%
Kimberly-Clark Corp.	250,000	$15,647,500
		$15,647,500
Consumer Products-Miscellaneous - 2.0%
Altria Group, Inc.	450,000	$29,097,000
		$29,097,000
Consumer Services - 1.5%
Cendant Corp.	1,000,000	$22,370,000
		$22,370,000
Diversified Manufacturing and Services - 2.3%
Cooper Industries Ltd., Class A(1)	125,000	$7,987,500
Eaton Corp.	175,000	10,482,500
Tyco International Ltd.(1)	500,000	14,600,000
		$33,070,000
Electric Utilities - 6.4%
Dominion Resources, Inc.	300,000	$22,017,000
Entergy Corp.	300,000	22,665,000
Exelon Corp.	525,000	26,948,250
Scottish Power PLC(1)	1,000,000	8,876,825
TXU Corp.	150,000	12,463,500
		$92,970,575
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc.(2)	250,000	$5,755,000
Flextronics International Ltd.(1)(2)	550,000	7,265,500
Nokia Oyj ADR	500,000	8,320,000
		$21,340,500

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Financial Services - 12.4%
American Express Co.	200,000	$10,646,000
Citigroup, Inc.	550,000	25,426,500
Countrywide Financial Corp.	750,000	28,957,500
Federal Home Loan Mortgage Corp.	225,000	14,676,750
Franklin Resources, Inc.	100,000	7,698,000
Goldman Sachs Group, Inc.	225,000	22,954,500
JPMorgan Chase & Co.	475,000	16,777,000
Lehman Brothers Holdings, Inc.	200,000	19,856,000
Merrill Lynch & Co., Inc.	425,000	23,379,250
Washington Mutual, Inc.	250,000	10,172,500
		$180,544,000
Foods - 1.8%
Nestle SA(1)	100,000	$25,554,255
		$25,554,255
Healthcare - 1.1%
Fisher Scientific International, Inc.(2)	250,000	$16,225,000
		$16,225,000
Information Technology Services - 0.5%
NCR Corp.(2)	200,000	$7,024,000
		$7,024,000
Insurance - 5.9%
Allstate Corp. (The)	475,000	$28,381,250
First American Corp.	250,000	10,035,000
MetLife, Inc.	400,000	17,976,000
Prudential Financial, Inc.	450,000	29,547,000
		$85,939,250
Machinery - 1.1%
Caterpillar, Inc.	175,000	$16,679,250
		$16,679,250
Media - 2.8%
Time Warner, Inc.(2)	1,500,000	$25,065,000
Viacom, Inc., Class B	500,000	16,010,000
		$41,075,000

Security	Shares	Value
Metals-Industrial - 2.9%
Alcoa, Inc.	500,000	$13,065,000
Inco, Ltd.(1)(2)	400,000	15,100,000
Phelps Dodge Corp.	150,000	13,875,000
		$42,040,000
Oil and Gas-Equipment and Services - 1.7%
Transocean Sedco Forex, Inc.(1)(2)	450,000	$24,286,500
		$24,286,500
Oil and Gas-Exploration and Production - 2.8%
Apache Corp.	325,000	$20,995,000
Burlington Resources, Inc.	350,000	19,334,000
		$40,329,000
Oil and Gas-Integrated - 8.9%
ChevronTexaco Corp.	425,000	$23,766,000
ConocoPhillips	500,000	28,745,000
Exxon Mobil Corp.	500,000	28,735,000
Marathon Oil Corp.	400,000	21,348,000
Occidental Petroleum Corp.	350,000	26,925,500
		$129,519,500
Oil and Gas-Refining - 1.1%
Valero Energy Corp.	200,000	$15,822,000
		$15,822,000
Paper and Forest Products - 1.3%
Weyerhaeuser Co.	300,000	$19,095,000
		$19,095,000
Pharmaceutical Benefits Manager - 0.7%
Medco Health Solutions, Inc.(2)	200,000	$10,672,000
		$10,672,000
Pharmaceuticals - 4.0%
Pfizer, Inc.	1,000,000	$27,580,000
Wyeth	675,000	30,037,500
		$57,617,500

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Publishing - 0.7%
Gannett Co., Inc.	150,000	$10,669,500
		$10,669,500
REITS - 2.8%
AvalonBay Communities, Inc.	125,000	$10,100,000
Simon Property Group, Inc.	300,000	21,747,000
Vornado Realty Trust	100,000	8,040,000
		$39,887,000
Retail-Restaurants - 1.0%
McDonald's Corp.	500,000	$13,875,000
		$13,875,000
Retail-Specialty and Apparel - 3.8%
CVS Corp.	250,000	$7,267,500
Home Depot, Inc. (The)	550,000	21,395,000
J.C. Penney Company, Inc.	500,000	26,290,000
		$54,952,500
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc.	450,000	$7,281,000
		$7,281,000
Transport-Services - 1.0%
FedEx Corp.	175,000	$14,176,750
		$14,176,750
Transportation - 1.3%
Burlington Northern Santa Fe Corp.	400,000	$18,832,000
		$18,832,000
Total Common Stocks (identified cost $1,182,791,369)		$1,417,755,330

Commercial Paper - 4.0%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$57,355	$57,355,000
Total Commercial Paper (at amortized cost, $57,355,000)		$57,355,000
Short-Term Investments - 0.1%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 101.8% (identified cost $1,242,146,369)		$1,477,110,330
Other Assets, Less Liabilities - (1.8)%		$(26,644,980)
Net Assets - 100.0%		$1,450,465,350

ADR - American Depository Receipt

(1)  Foreign security.

(2)  Non-income producing security.

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $1,242,146,369)	$1,477,110,330
Cash	5,974
Interest and dividends receivable	1,890,156
Tax reclaim receivable	154,867
Total assets	$1,479,161,327
Liabilities
Payable for investments purchased	$28,622,007
Payable to affiliate for Trustees' fees	4,724
Payable for investment adviser fee	641
Accrued expenses	68,605
Total liabilities	$28,695,977
Net Assets applicable to investors' interest in Portfolio	$1,450,465,350
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,215,506,956
Net unrealized appreciation (computed on the basis of identified cost)	234,958,394
Total	$1,450,465,350

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $81,143)	$12,684,261
Interest	417,829
Total investment income	$13,102,090
Expenses
Investment adviser fee	$3,820,853
Trustees' fees and expenses	9,474
Custodian fee	151,764
Legal and accounting services	21,518
Miscellaneous	8,464
Total expenses	$4,012,073
Deduct - Reduction of custodian fee	$11
Reduction of investment adviser fee	27,408
Total expense reductions	$27,419
Net expenses	$3,984,654
Net investment income	$9,117,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$18,003,019
Foreign currency transactions	8,208
Net realized gain	$18,011,227
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$21,631,926
Foreign currency	(15,771)
Net change in unrealized appreciation (depreciation)	$21,616,155
Net realized and unrealized gain	$39,627,382
Net increase in net assets from operations	$48,744,818

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$9,117,436	$14,306,443
Net realized gain from investment and foreign currency transactions	18,011,227	29,025,494
Net change in unrealized appreciation (depreciation) from investments and foreign currency	21,616,155	96,356,206
Net increase in net assets from operations	$48,744,818	$139,688,143
Capital transactions - Contributions	$455,153,228	$461,009,666
Withdrawals	(131,462,606)	(165,550,861)
Net increase in net assets from capital transactions	$323,690,622	$295,458,805
Net increase in net assets	$372,435,440	$435,146,948
Net Assets
At beginning of period	$1,078,029,910	$642,882,962
At end of period	$1,450,465,350	$1,078,029,910

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004		2003	2002	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Net expenses	0.66	%(2)†	0.66	%†	0.69%	0.71%	0.71%	0.73%
Net expenses after custodian fee reduction	0.66	%(2)†	0.66	%†	0.69%	0.71%	0.71%	0.73%
Net investment income	1.50	%(2)†	1.63	%†	1.68%	1.40%	1.35%	1.23%
Portfolio Turnover	21%		56%		57%	181%	78%	163%
Total Return(1)	3.88%		16.16%		23.84%	(15.42)%	2.16%	-
Net assets, end of period (000's omitted)	$1,450,465		$1,078,030		$642,883	$326,771	$287,357	$190,445

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(2)  Annualized.

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by, under normal circumstances, investing primarily in value stocks of large-cap companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2005, the Eaton Vance Large-Cap Value Fund and Eaton Vance Balanced Fund held interests of 94.4% and 4.2%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's

Large-Cap Value Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

custodian fees are reported as a reduction of expenses on the Statement of Operations.

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2005, the fee amounted to $3,820,853. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred. Effective May 1, 2004, BMR has agreed to voluntarily reduce the investment advisor fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended June 30, 2005, BMR waived $27,408 of its advisory fee.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $567,867,562 and $247,097,737, respectively, for the six months ended June 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,242,146,369
Gross unrealized appreciation	$241,991,249
Gross unrealized depreciation	(7,027,288)
Net unrealized appreciation	$234,963,961

The net unrealized depreciation on foreign currency at June 30, 2005 was $5,567.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or

Large-Cap Value Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

6  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Large-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Large-Cap Value Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Large-Cap Value Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fee paid by the Portfolio is within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that

Eaton Vance Large-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

the Fund's expense ratio is within a range that is competitive with comparable funds. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio. The Special Committee noted that, although the Portfolio's assets more than doubled from the prior year, Eaton Vance's investment management margin with respect to the Portfolio did not increase materially, indicating that the investment adviser and its affiliates are not realizing material benefits from any economies of scale attributable to the increase in assets. The Special Committee also noted that the investment advisory fee paid by the Portfolio and the Fund's expense ratio are lower than the average paid by comparable funds of the same or larger size. The Special Committee concluded that the implementation of breakpoints is not warranted at this time.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Large-Cap Value Fund

INVESTMENT MANAGEMENT

Eaton Vance Large-Cap Value Fund

Officers
Thomas E. Faust Jr.
President
Duke Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Large-Cap Value Portfolio

Officers Duncan W. Richardson President Michael R. Mach Vice President and Portfolio Manager William J. Austin, Jr. Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.  Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	August 22, 2005

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 22, 2005